Deutsche Investment Management Americas Inc.
One Beacon Street
Boston, MA 02108

November 18, 2010
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

RE:
Post-Effective Amendment No. 68 to the Registration Statement on Form N-1A of DWS Short-Term Municipal Bond Fund (the “Fund”), a series of DWS Municipal Trust (the “Trust”); (Reg. Nos. 002-57139 and 811-02671)

Ladies and Gentlemen:

On behalf of the Fund, we are filing today through the EDGAR system Post-Effective Amendment No. 68 to the Trust’s Registration Statement on Form N-1A (the “Amendment”).

The Amendment is being filed under paragraph (a)(2) of Rule 485 under the Securities Act of 1933 and Rule 8b-16 under the Investment Company Act of 1940 for review and comment by the staff of the Securities and Exchange Commission (the “Commission”). Pursuant to Rule 485(a)(2), the Trust has designated on the facing sheet to the Registration Statement that the Amendment become effective on February 1, 2011. No fees are required in connection with this filing.

The Amendment reflects the approval of the reorganization of DWS Short-Term Municipal Bond Fund (the “Predecessor Fund”), a series of DWS Advisor Funds (Securities Act File No. 033-07404, Investment Company Act File No. 811-04760) into the Fund, a newly created shell series of the Trust that is substantially similar in all material respects to the Predecessor Fund.  The Board of the Trust and of DWS Advisor Funds has approved the proposed reorganization. The Board of the Predecessor Fund approved an Agreement and Plan of Reorganization under which the Predecessor Fund will be reorganized into the Fund, a series of the Trust.  The reorganization is intended to have no effect on the way the Predecessor Fund is managed or how its shares are offered.

The Fund has the same investment objectives, policies and operations as its Predecessor Fund and will offer the same classes of shares.  The prospectus and statement of additional information for the Fund are identical to the currently effective prospectus and statement of additional information of the Predecessor Fund, except as necessary to note that the Fund is newly offered and to provide updates to the disclosure as necessary.

The Amendment has been electronically coded to show changes from the Predecessor Fund’s Prospectus and Statement of Additional Information, filed with the Commission on February 26, 2010 in Post-Effective Amendment No. 174 to the Registration Statement for DWS Advisor Funds.

Any comments or questions on this filing should be directed to the undersigned at (617) 295-3986.

Very truly yours,

                    /s/Scott D. Hogan
Scott D. Hogan
Vice President
Deutsche Investment Management Americas Inc.

cc:           Jennifer Goodman, Esq., Vedder Price